Property and Equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Property and equipment, net
Property and equipment, gross	$ 590	$ 533		$ 590
Less accumulated depreciation and amortization	(350)	(206)		(350)
Property and equipment, net	240	327		240
Depreciation and amortization expense	144	122	83	350
Laboratory equipment
Property and equipment, net
Estimated useful life	4 years
Property and equipment, gross	328	314		328
Furniture and fixtures
Property and equipment, net
Estimated useful life	5 years
Property and equipment, gross	98	90		98
Office and computer equipment
Property and equipment, net
Estimated useful life	3 years
Property and equipment, gross	85	85		85
Leasehold improvements
Property and equipment, net
Property and equipment, gross	$ 79	$ 44		$ 79